Exhibit 99.1

Nissan Auto Receivables 2010-A Owner Trust
Monthly Servicer's Certificate
for the month of June 2011

Collection Period	Jun-11	30/360 Days	30
Distribution Date	15-Jul-11	Actual/360 Days	30

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,366,542,785.52	972,073,079.41	929,585,270.22
YSOC		7,321,015.41	4,448,809.92	4,169,023.54
Total Adjusted Portfolio		1,359,221,770.11	967,624,269.49	925,416,246.68	0.680843
Total Adjusted Securities		1,359,221,770.11	967,624,269.49	925,416,246.68	0.680843
Class A-1 Notes	0.35590%	396,000,000.00	4,402,499.38	0.00	0.000000
Class A-2 Notes	0.55000%	350,900,000.00	350,900,000.00	313,094,476.57	0.892261
Class A-3 Notes	0.87000%	419,100,000.00	419,100,000.00	419,100,000.00	1.000000
Class A-4 Notes	1.31000%	135,450,000.00	135,450,000.00	135,450,000.00	1.000000
Certificates	0.00000%	57,771,770.11	57,771,770.11	57,771,770.11	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	4,402,499.38	1,305.71	11.1174227	0.0032972
Class A-2 Notes	37,805,523.43	160,829.17	107.7387388	0.4583333
Class A-3 Notes	0.00	303,847.50	-	0.7250000
Class A-4 Notes	0.00	147,866.25	-	1.0916667
Certificates	0.00	0.00	-	-
Total Securities	42,208,022.81	613,848.63

I. COLLECTIONS

Interest:
Interest Collections		3,853,106.92
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		3,853,106.92

Principal:
Principal Collections		41,164,690.88
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		41,164,690.88

Recoveries of Defaulted Receivables		595,310.22
Servicer Advances		100,446.67

Total Collections		45,713,554.69

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	71,227	967,624,269.49
Total Principal Payment		42,208,022.81
	69,689	925,416,246.68
III. DISTRIBUTIONS

Total Collections		45,713,554.69
Reserve Account Draw		0.00
Total Available for Distribution		45,713,554.69

Exhibit 99.1

Nissan Auto Receivables 2010-A Owner Trust
Monthly Servicer's Certificate
for the month of June 2011

1. Reimbursement of Advance	191,812.29

2. Servicing Fee:
Servicing Fee Due	810,060.90
Servicing Fee Paid	810,060.90
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	1,305.71

Class A-1 Notes Monthly Interest Paid	1,305.71
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	160,829.17

Class A-2 Notes Monthly Interest Paid	160,829.17
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	303,847.50

Class A-3 Notes Monthly Interest Paid	303,847.50
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	147,866.25

Class A-4 Notes Monthly Interest Paid	147,866.25
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	613,848.63
Total Note Monthly Interest Paid	613,848.63
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	44,097,832.87

4. Total Monthly Principal Paid on the Notes	42,208,022.81

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	42,208,022.81
Change in Total Noteholders' Principal Carryover Shortfall	0.00

Exhibit 99.1

Nissan Auto Receivables 2010-A Owner Trust
Monthly Servicer's Certificate
for the month of June 2011

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		1,889,810.06
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		1,889,810.06

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,398,054.43
Required Reserve Account Amount		3,398,054.43
Beginning Reserve Account Balance		3,398,054.43
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,398,054.43

Required Reserve Account Amount for Next Period		3,398,054.43

VI. POOL STATISTICS

Weighted Average Coupon		4.67%
Weighted Average Remaining Maturity		38.77

Principal Recoveries of Defaulted Receivables		595,310.22
Principal on Defaulted Receivables		1,323,118.31
Pool Balance at Beginning of Collection Period		972,073,079.41
Net Loss Ratio		0.90%

Net Loss Ratio for Second Preceding Collection Period		0.10%
Net Loss Ratio for Preceding Collection Period		0.27%
Net Loss Ratio for Current Collection Period		0.90%
Average Net Loss Ratio		0.42%

Cumulative Net Losses for all Periods		3,905,878.57

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	6,813,079.75	495
61-90 Days Delinquent	1,221,533.31	97
91-120 Days Delinquent	518,926.55	28
Total Delinquent Receivables:	8,553,539.61	620
61+ Days Delinquencies as Percentage of Receivables	0.19%	0.18%

Delinquency Ratio for Second Preceding Collection Period		0.13%
Delinquency Ratio for Preceding Collection Period		0.18%
Delinquency Ratio for Current Collection Period		0.18%
Average Delinquency Ratio		0.16%

Exhibit 99.1

Nissan Auto Receivables 2010-A Owner Trust
Monthly Servicer's Certificate
for the month of June 2011

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	N/A

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the
Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	No